Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements of Comprehensive Loss
Net loss	$ (124,213)	$ (21,531)
Other comprehensive loss (net of tax):
Unrealized gains (losses) on short-term investments	(45)	(24)
Comprehensive loss	$ (124,258)	$ (21,555)